Compensation of Key Management Personnel (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Salaries and other benefits	$ 6,132	$ 6,591
Equity-settled share-based compensation	441	5,554
Cash-settled share-based compensation	60,796	18,741
Key management personnel compensation	$ 67,369	$ 30,886